Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000102799
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,103	$ 11,284	$ 11,181	$ 11,173	$ 11,319	$ 11,166	$ 11,311	$ 11,210	$ 11,117	$ 11,034	$ 10,875	$ 10,885	$ 11,020	$ 11,013	$ 11,005	$ 11,032	$ 10,777	$ 10,191	$ 10,317	$ 10,599	$ 10,708	$ 10,687	$ 10,599	$ 10,683	$ 10,702	$ 10,502	$ 10,763	$ 10,435	$ 10,478	$ 9,972	$ 10,080	$ 10,540	$ 10,808	$ 10,492	$ 10,703	$ 10,573	$ 10,952	$ 11,299	$ 11,366	$ 11,689	$ 11,679	$ 11,582	$ 11,597	$ 11,697	$ 11,742	$ 11,662	$ 11,636	$ 11,595	$ 11,475	$ 11,410	$ 11,624	$ 11,575	$ 11,510	$ 11,343	$ 11,371	$ 11,367	$ 11,433	$ 11,252	$ 11,163	$ 10,829	$ 11,001	$ 11,455	$ 11,297	$ 11,088	$ 11,060	$ 11,052	$ 11,052	$ 11,143	$ 10,947	$ 10,871	$ 10,837	$ 10,687	$ 10,640	$ 10,467	$ 10,405	$ 10,352	$ 10,225	$ 10,120	$ 10,200	$ 10,264	$ 10,255	$ 10,254	$ 10,251	$ 10,154	$ 10,202	$ 10,164	$ 10,211	$ 10,345	$ 10,228	$ 10,268	$ 10,258	$ 10,305	$ 10,238	$ 10,178	$ 10,208	$ 10,062	$ 10,001	$ 9,975	$ 9,914	$ 9,881	$ 9,784	$ 10,138	$ 10,242	$ 10,305	$ 10,292	$ 10,307	$ 10,150	$ 10,123	$ 10,041	$ 10,007	$ 10,000	$ 9,905	$ 9,837	$ 9,803	$ 9,776	$ 9,728	$ 9,700	$ 9,631	$ 9,649	$ 9,668	$ 9,725
C000102801
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,599	10,778	10,677	10,685	10,832	10,684	10,838	10,739	10,665	10,584	10,438	10,462	10,590	10,591	10,590	10,622	10,391	9,832	9,960	10,230	10,351	10,335	10,249	10,346	10,363	10,175	10,435	10,122	10,178	9,685	9,804	10,259	10,519	10,217	10,437	10,316	10,693	11,031	11,111	11,426	11,424	11,336	11,358	11,463	11,515	11,444	11,433	11,392	11,281	11,225	11,450	11,401	11,344	11,194	11,221	11,232	11,297	11,125	11,043	10,720	10,896	11,361	11,204	11,003	10,982	10,981	10,996	11,085	10,904	10,828	10,809	10,665	10,625	10,451	10,403	10,356	10,236	10,130	10,216	10,287	10,292	10,290	10,301	10,203	10,257	10,225	10,286	10,421	10,316	10,356	10,353	10,406	10,345	10,299	10,335	10,193	10,131	10,118	10,055	10,028	9,935	10,302	10,415	10,492	10,479	10,500	10,353	10,333	10,256	10,220	10,226	10,128	10,072	10,043	10,022	9,971	9,956	9,885	9,910	9,935	10,000
C000102802
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,706	11,894	11,783	11,773	11,924	11,761	11,911	11,801	11,702	11,612	11,442	11,450	11,589	11,580	11,569	11,595	11,324	10,707	10,837	11,131	11,243	11,218	11,123	11,210	11,227	11,015	11,287	10,940	10,982	10,442	10,561	11,041	11,319	10,978	11,205	11,066	11,460	11,821	11,889	12,224	12,211	12,107	12,120	12,222	12,267	12,173	12,151	12,105	11,977	11,908	12,128	12,074	12,004	11,828	11,854	11,848	11,914	11,723	11,628	11,278	11,454	11,924	11,758	11,538	11,506	11,495	11,494	11,585	11,379	11,298	11,261	11,102	11,051	10,869	10,803	10,745	10,611	10,500	10,580	10,645	10,633	10,630	10,624	10,522	10,570	10,528	10,574	10,711	10,588	10,627	10,614	10,661	10,589	10,525	10,553	10,400	10,335	10,307	10,241	10,205	10,103	10,466	10,571	10,634	10,618	10,631	10,467	10,437	10,351	10,314	10,304	10,204	10,132	10,095	10,065	10,013	9,982	9,910	9,926	9,943	10,000
C000223772
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 975,358	991,766	981,758	981,635	993,477	979,910	992,399	983,279	975,730	967,482	953,355	954,001	965,600	964,748	963,855	965,987	944,173	892,022	902,848	927,308	937,400	935,300	926,714	934,617	935,356	917,674	940,296	911,414	915,668	870,650	880,563	920,547	943,024	915,250	934,171	922,622	955,462	984,801	991,157	1,018,367	1,017,309	1,008,675	1,009,725	1,018,191	1,021,935	1,014,769	1,012,947	1,008,463	997,829	992,007	1,010,326	1,005,814
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,341	12,554	12,431	12,369	12,552	12,339	12,521	12,399	12,302	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,232	12,576	12,556	12,450	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,921	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,600	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,838	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,341	12,554	12,431	12,369	12,552	12,339	12,521	12,399	12,302	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,232	12,576	12,556	12,450	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,921	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,600	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,838	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,341	12,554	12,431	12,369	12,552	12,339	12,521	12,399	12,302	12,190	12,006	12,042	12,193	12,193	12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446	11,637	11,466	11,793	12,188	12,232	12,576	12,556	12,450	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,921	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,600	11,507	11,464	11,309	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,838	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656	10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,349	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	1,002,332	1,019,612	1,009,602	1,004,567	1,019,408	1,002,098	1,016,926	1,006,974	999,094	990,070	975,123	977,992	990,256	990,287	989,017	994,094	971,514	913,522	921,363	949,182	963,046	959,251	949,737	958,039	960,233	939,390	961,123	934,286	931,619	889,991	897,455	933,275	954,187	929,625	945,104	931,270	957,761	989,849	993,408	1,021,366	1,019,721	1,011,113	1,014,078	1,021,449	1,025,211	1,016,778	1,013,994	1,010,978	1,002,569	996,424	1,012,511	1,006,100
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,022	12,241	12,122	12,091	12,267	12,045	12,242	12,122	12,013	11,889	11,720	11,768	11,925	11,927	11,917	11,970	11,701	11,053	11,135	11,457	11,622	11,583	11,499	11,604	11,642	11,383	11,643	11,334	11,312	10,815	10,895	11,326	11,560	11,277	11,452	11,277	11,604	11,984	12,022	12,373	12,352	12,245	12,278	12,379	12,421	12,321	12,297	12,278	12,179	12,098	12,314	12,258	12,207	12,044	12,079	12,071	12,140	11,944	11,941	11,561	11,671	11,984	11,850	11,643	11,612	11,590	11,561	11,651	11,472	11,382	11,340	11,198	11,155	10,988	10,929	10,855	10,721	10,589	10,655	10,735	10,705	10,683	10,677	10,559	10,607	10,558	10,593	10,735	10,626	10,681	10,657	10,734	10,651	10,571	10,618	10,445	10,373	10,349	10,277	10,214	10,080	10,507	10,614	10,675	10,676	10,668	10,494	10,472	10,398	10,370	10,356	10,234	10,163	10,124	10,096	10,018	9,989	9,909	9,922	9,939	10,000
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,022	12,241	12,122	12,091	12,267	12,045	12,242	12,122	12,013	11,889	11,720	11,768	11,925	11,927	11,917	11,970	11,701	11,053	11,135	11,457	11,622	11,583	11,499	11,604	11,642	11,383	11,643	11,334	11,312	10,815	10,895	11,326	11,560	11,277	11,452	11,277	11,604	11,984	12,022	12,373	12,352	12,245	12,278	12,379	12,421	12,321	12,297	12,278	12,179	12,098	12,314	12,258	12,207	12,044	12,079	12,071	12,140	11,944	11,941	11,561	11,671	11,984	11,850	11,643	11,612	11,590	11,561	11,651	11,472	11,382	11,340	11,198	11,155	10,988	10,929	10,855	10,721	10,589	10,655	10,735	10,705	10,683	10,677	10,559	10,607	10,558	10,593	10,735	10,626	10,681	10,657	10,734	10,651	10,571	10,618	10,445	10,373	10,349	10,277	10,214	10,080	10,507	10,614	10,675	10,676	10,668	10,494	10,472	10,398	10,370	10,356	10,234	10,163	10,124	10,096	10,018	9,989	9,909	9,922	9,939	10,000
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	12,022	12,241	12,122	12,091	12,267	12,045	12,242	12,122	12,013	11,889	11,720	11,768	11,925	11,927	11,917	11,970	11,701	11,053	11,135	11,457	11,622	11,583	11,499	11,604	11,642	11,383	11,643	11,334	11,312	10,815	10,895	11,326	11,560	11,277	11,452	11,277	11,604	11,984	12,022	12,373	12,352	12,245	12,278	12,379	12,421	12,321	12,297	12,278	12,179	12,098	12,314	12,258	$ 12,207	$ 12,044	$ 12,079	$ 12,071	$ 12,140	$ 11,944	$ 11,941	$ 11,561	$ 11,671	$ 11,984	$ 11,850	$ 11,643	$ 11,612	$ 11,590	$ 11,561	$ 11,651	$ 11,472	$ 11,382	$ 11,340	$ 11,198	$ 11,155	$ 10,988	$ 10,929	$ 10,855	$ 10,721	$ 10,589	$ 10,655	$ 10,735	$ 10,705	$ 10,683	$ 10,677	$ 10,559	$ 10,607	$ 10,558	$ 10,593	$ 10,735	$ 10,626	$ 10,681	$ 10,657	$ 10,734	$ 10,651	$ 10,571	$ 10,618	$ 10,445	$ 10,373	$ 10,349	$ 10,277	$ 10,214	$ 10,080	$ 10,507	$ 10,614	$ 10,675	$ 10,676	$ 10,668	$ 10,494	$ 10,472	$ 10,398	$ 10,370	$ 10,356	$ 10,234	$ 10,163	$ 10,124	$ 10,096	$ 10,018	$ 9,989	$ 9,909	$ 9,922	$ 9,939	$ 10,000
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Account Value	$ 984,802	$ 1,002,809	$ 992,987	$ 990,497	$ 1,004,898	$ 986,740	$ 1,002,828	$ 993,028	$ 984,100	$ 973,980	$ 960,106	$ 964,023	$ 976,874	$ 977,076	$ 976,215	$ 980,554	$ 958,512	$ 905,437	$ 912,157	$ 938,571	$ 952,094	$ 948,880	$ 942,002	$ 950,562	$ 953,731	$ 932,518	$ 953,747	$ 928,458	$ 926,670	$ 885,978	$ 892,510	$ 927,829	$ 946,973	$ 923,830	$ 938,110	$ 923,787	$ 950,582	$ 981,695	$ 984,797	$ 1,013,606	$ 1,011,900	$ 1,003,064	$ 1,005,781	$ 1,014,080	$ 1,017,501	$ 1,009,321	$ 1,007,354	$ 1,005,779	$ 997,683	$ 991,039	$ 1,008,765	$ 1,004,191